NET LOSS PER SHARE - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities	47,605,793	50,311,001
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities	29,533,182	29,533,282
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities	11,202,701	18,626,273
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities	6,869,910	2,151,446